Wireless Fund
	Schedule of Investments
		June 30, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
2,725	Cisco Systems, Inc.	$ 320,079	2.34%

Computer Storage Devices
110	Sandisk Corporation *	250,110	1.83%

Electronic Computers
2,340	Apple Inc.	677,102	4.95%

Optical Instruments & Lenses
2,370	KLA Corporation	715,053	5.23%

Radio & TV Broadcasting & Communications Equipment
795	Motorola Solutions, Inc.	330,156
3,010	QUALCOMM Incorporated	556,218
8,840	Telefonaktiebolaget LM Ericsson **	98,566
		984,939	7.20%

Radiotelephone Communications
1,200	T-Mobile US, Inc.	201,276	1.47%

Semiconductors & Related Devices
1,780	Advanced Micro Devices, Inc. *	1,034,020
1,415	Applied Materials, Inc.	1,023,045
1,702	Broadcom Inc.	642,931
1,700	Intel Corporation *	237,371
200	Micron Technology, Inc.	230,858
12,290	NVIDIA Corporation	2,459,106
750	Taiwan Semiconductor Manufacturing Company Limited **	358,178
		5,985,508	43.79%

Services - Computer Programming, Data Processing, Etc.
4,400	Alphabet Inc. - Class A	1,572,428
680	AppLovin Corporation - Class A *	350,356
780	Meta Platforms, Inc. - Class A	439,366
2,500	Space Exploration Technologies Corp. - Class A	427,150
		2,789,301	20.40%

Services - Prepackaged Software
1,730	Microsoft Corporation	645,325
2,105	Oracle Corp.	308,488
		953,812	6.98%

Special Industry Machinery, NEC
1,605	Lam Research Corporation	695,495	5.09%

Total Common Stocks (Cost $3,996,050)		13,572,675	99.28%

Money Market Funds
62,055	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.53% ***	62,055	0.45%
Total for Money Market Funds (Cost - $62,055)

	Total Investments	13,634,730	99.73%
	(Cost - $4,058,105)

	Other Assets in Excess of Liabilities	37,007	0.27%

	Net Assets	$ 13,671,737	100.00%

* Non-Income Producing Security.
** ADR - American Depositary Receipt.
*** The Yield shown represents the 7-day yield at June 30, 2026.